Statutory Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statutory Reserves (Textual)
General reserves, description	According to the Company Law in the PRC, companies are required to set aside 10% of their after-tax profit to general reserves each year, based on the PRC accounting standards, until the cumulative total of such reserves reaches 50% of the registered capital.
Statutory reserves	$ 3,916,149	$ 2,597,031